Subsequent Events (Details)	Feb. 01, 2013 Milstead Village [Member] Acquisition [Member] Apartments	Aug. 26, 2010 Maximum [Member]	Nov. 05, 2009 Maximum [Member]
Subsequent Event [Line Items]
Number of units in real estate property	310
Shares Subject To Issuance Pursuant To Sales Agreement		6,000,000	4,000,000